UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

Item 1. Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
September 30, 2015 (unaudited)

Description	Shares	Value
Common Stocks — 100.8%
Australia — 3.2%
Asaleo Care, Ltd.	720,749	$908,027
DUET Group	562,671	854,430
Spotless Group Holdings, Ltd.	430,548	655,132
		2,417,589
Austria — 1.1%
UNIQA Insurance Group AG	100,515	870,533
Brazil — 3.2%
Ambev SA	164,600	806,289
Banco do Brasil SA	175,717	673,704
Grendene SA	127,900	568,767
Natura Cosmeticos SA	74,600	366,931
		2,415,691
Canada — 1.2%
Alaris Royalty Corp.	45,900	927,287
China — 5.8%
Agricultural Bank of China, Ltd., Class H	4,174,000	1,580,991
China Construction Bank Corp., Class H	2,035,180	1,363,260
China Shenhua Energy Co., Ltd., Class H	300,500	463,048
Huaneng Power International, Inc. Class H	528,000	574,284
Industrial & Commercial Bank of China, Ltd., Class H	680,440	394,491
		4,376,074
France — 8.2%
AXA SA	56,873	1,380,714
Rexel SA	55,726	685,267
Societe Television Francaise 1	54,258	763,118
Total SA	39,585	1,784,693
Vivendi SA	69,348	1,641,810
		6,255,602
Germany — 1.7%
RTL Group SA	14,780	1,272,291
Hong Kong — 0.9%
BOC Hong Kong Holdings, Ltd.	239,500	706,916
Ireland — 1.0%
Seagate Technology PLC	17,271	773,741
Israel — 2.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,140,481	2,181,605
Italy — 2.5%
Eni SpA	68,699	1,080,934
Snam SpA	162,935	838,498
		1,919,432
Description	Shares	Value
Japan — 0.8%
Yumeshin Holdings Co., Ltd.	103,600	$615,378
Macau — 1.8%
Sands China, Ltd.	462,400	1,403,368
Mexico — 1.1%
Fibra Uno Administracion SA de CV REIT	394,200	814,055
Norway — 1.5%
Telenor ASA	62,128	1,162,178
Russia — 1.1%
Mobile TeleSystems PJSC Sponsored ADR	120,680	871,310
South Africa — 1.9%
Vodacom Group, Ltd.	144,047	1,431,653
Sweden — 1.8%
Swedbank AB, A Shares	60,167	1,330,748
Switzerland — 1.4%
Cembra Money Bank AG	18,093	1,070,570
Taiwan — 8.6%
Chicony Electronics Co., Ltd.	267,330	618,298
Hon Hai Precision Industry Co., Ltd.	313,950	821,202
Radiant Opto-Electronics Corp.	284,660	887,933
Siliconware Precision Industries Co., Ltd.	1,773,000	2,201,054
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	96,085	1,993,764
		6,522,251
Thailand — 1.6%
Krung Thai Bank Public Co. Ltd. NVDR	1,473,800	695,148
Pruksa Real Estate Public Co. Ltd. (a)	660,600	523,275
		1,218,423
United Kingdom — 8.1%
Amec Foster Wheeler PLC	58,245	632,898
Anglo American PLC	116,298	972,912
Infinis Energy PLC	434,507	884,932
Pearson PLC	53,965	922,320
Pennon Group PLC	34,681	408,534
UBM PLC	139,580	1,027,804
Vodafone Group PLC	417,422	1,319,904
		6,169,304
United States — 39.4%
Artisan Partners Asset Management, Inc., Class A	30,224	1,064,792
Blackstone Mortgage Trust, Inc., Class A	83,859	2,301,091
CBL & Associates Properties, Inc. REIT	44,185	607,544
Cisco Systems, Inc.	88,092	2,312,415
ConocoPhillips	47,886	2,296,613
Eaton Corp. PLC	14,400	738,720

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2015 (unaudited)

Description	Shares	Value
International Business Machines Corp.	6,150	$891,566
International Paper Co.	24,157	912,893
Kinder Morgan, Inc.	87,221	2,414,277
Kohl’s Corp.	21,984	1,018,079
LaSalle Hotel Properties REIT	50,231	1,426,058
Lexington Realty Trust REIT	84,936	687,982
Maxim Integrated Products, Inc.	48,641	1,624,609
Medical Properties Trust, Inc. REIT	41,785	462,142
PacWest Bancorp	66,551	2,849,048
Pattern Energy Group, Inc.	42,977	820,431
People’s United Financial, Inc.	91,070	1,432,531
Pfizer, Inc.	42,842	1,345,667
QUALCOMM, Inc.	19,488	1,047,090
The Procter & Gamble Co.	19,776	1,422,686
Tronox, Ltd., Class A	8,475	37,036
Verizon Communications, Inc.	17,540	763,165
Viacom, Inc., Class B	21,429	924,661
WP Glimcher, Inc. REIT	51,400	599,324
		30,000,420
Total Common Stocks (Identified cost $95,562,855)		76,726,419
Preferred Stocks — 1.6%
United States — 1.6%
Capital One Financial Corp., Series B	19,596	485,197
JPMorgan Chase & Co., Series P	14,279	343,838
Regions Financial Corp., Series A	16,084	409,177
Total Preferred Stocks (Identified cost $1,122,644)		1,238,212
Description	Principal Amount (000) (b)	Value
Foreign Government Obligations — 10.9%
Brazil — 0.6%
Brazil NTN-B:
6.00%, 08/15/16	273	$184,809
6.00%, 08/15/18	460	302,215
		487,024
Colombia — 0.1%
Republic of Colombia, 12.00%, 10/22/15	188,000	61,067
Hungary — 2.5%
Hungary Government Bonds:
4.00%, 04/25/18	198,000	751,397
7.50%, 11/12/20	257,210	1,138,294
		1,889,691
Indonesia — 0.8%
Indonesia Government Bond, 7.875%, 04/15/19	9,937,000	649,466
Description	Principal Amount (000) (b)	Value
Mexico — 3.4%
Mexican Bonos:
4.75%, 06/14/18	8,700	$516,544
6.50%, 06/10/21	15,800	978,692
Mexican Udibonos, 2.50%, 12/10/20	17,788	1,066,538
		2,561,774
Romania — 0.6%
Romania Government Bonds:
5.85%, 04/26/23	1,150	337,651
5.80%, 07/26/27	380	111,501
		449,152
Serbia — 1.0%
Serbia Treasury Bonds:
10.00%, 03/20/21	33,930	350,311
10.00%, 06/05/21	42,530	440,471
		790,782
South Africa — 0.9%
Republic of South Africa:
8.00%, 12/21/18	1,849	134,821
7.25%, 01/15/20	7,480	526,859
		661,680
Uganda — 0.4%
Uganda Government Bond, 12.875%, 05/19/16	742,700	192,337
Uganda Treasury Bill, 0.00%, 10/29/15	528,900	141,930
		334,267
Uruguay — 0.3%
Republica Orient Uruguay, 5.00%, 09/14/18	6,883	230,593
Zambia — 0.3%
Zambia Government Bond, 11.00%, 05/26/20	4,320	233,318
Total Foreign Government Obligations (Identified cost $9,602,306)		8,348,814

Description	Shares	Value
Short-Term Investment — 6.0%
State Street Institutional Treasury Money Market Fund (Identified cost $4,547,452)	4,547,452	$4,547,452

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2015 (unaudited)

Total Investments — 119.3% (Identified cost $110,835,257) (c), (d)	$90,860,897

Liabilities in Excess of Cash and Other Assets — (19.3)%	(14,707,132)

Net Assets — 100.0%	$76,153,765

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2015 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
CLP	BNP	10/22/15	213,412,500	$315,000	$306,051	$—	$8,949
CLP	BNP	11/24/15	735,295,050	1,071,000	1,051,174	—	19,826
CNH	HSB	04/14/16	4,673,978	728,000	720,817	—	7,183
CNY	HSB	11/30/15	6,622,368	1,015,000	1,037,399	22,399	—
DOP	CIT	10/07/15	21,267,180	456,084	468,521	12,437	—
DOP	CIT	11/06/15	21,894,000	479,501	480,953	1,452	—
DOP	CIT	11/12/15	7,787,700	169,778	170,891	1,113	—
DOP	CIT	12/11/15	7,269,150	158,785	158,660	—	125
DOP	CIT	06/30/16	10,975,140	228,554	229,827	1,273	—
EGP	BNP	10/07/15	1,469,100	177,000	186,033	9,033	—
EGP	BNP	10/08/15	1,452,500	175,000	183,620	8,620	—
EGP	BNP	12/14/15	1,999,870	227,000	232,247	5,247	—
EGP	BNP	03/08/16	2,086,100	230,000	225,652	—	4,348
EUR	CIT	10/26/15	406,323	466,268	454,188	—	12,080
EUR	CIT	01/13/16	408,984	450,925	457,864	6,939	—
EUR	JPM	11/04/15	290,000	324,843	324,207	—	636
EUR	JPM	11/04/15	475,000	535,871	531,029	—	4,842
HUF	JPM	10/13/15	21,006,268	74,644	74,861	217	—
HUF	JPM	10/13/15	114,369,029	406,393	407,583	1,190	—
IDR	JPM	03/24/16	11,514,360,000	816,622	737,412	—	79,210
INR	JPM	04/25/16	73,859,280	1,108,000	1,086,380	—	21,620
INR	JPM	07/13/16	45,474,240	672,000	660,110	—	11,890
INR	SCB	11/13/15	18,039,140	269,000	272,889	3,889	—
JPY	CIT	10/01/15	52,822,073	440,394	440,313	—	81
JPY	UBS	10/01/15	43,448,347	359,048	362,176	3,128	—
KRW	CIT	10/15/15	1,183,765,230	993,000	998,235	5,235	—
KZT	CIT	12/02/15	58,032,000	205,933	204,011	—	1,922
KZT	CIT	06/06/16	64,496,000	232,000	208,396	—	23,604
KZT	JPM	10/01/15	58,032,000	234,000	213,388	—	20,612
KZT	JPM	03/03/16	60,116,000	226,000	202,426	—	23,574
KZT	JPM	06/06/16	64,496,000	232,000	208,396	—	23,604
PHP	SCB	11/25/15	36,378,000	774,000	775,635	1,635	—
PLN	JPM	11/04/15	2,953,476	782,720	776,413	—	6,307
RUB	UBS	10/09/15	5,301,835	77,000	80,981	3,981	—
RUB	UBS	10/09/15	52,935,680	896,000	808,542	—	87,458
RUB	UBS	12/03/15	23,994,000	344,000	360,228	16,228	—
TRY	JPM	10/08/15	1,275,692	462,191	420,739	—	41,452
TRY	JPM	11/04/15	1,701,800	573,055	556,580	—	16,475
TRY	JPM	11/04/15	2,322,619	782,106	759,621	—	22,485
TRY	JPM	11/05/15	2,491,519	876,000	814,612	—	61,388
TRY	JPM	12/03/15	1,136,651	371,000	368,494	—	2,506
TRY	JPM	12/03/15	1,175,402	389,000	381,057	—	7,943
TRY	JPM	12/03/15	1,224,653	402,000	397,024	—	4,976
UGX	SCB	10/19/15	492,878,000	132,316	132,614	298	—
UYU	HSB	10/05/15	20,710,998	714,000	711,392	—	2,608
ZAR	JPM	11/04/15	5,378,393	396,000	385,905	—	10,095
ZAR	JPM	11/04/15	10,784,678	811,000	773,812	—	37,188

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2015 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
ZMW	BRC	02/23/16	1,517,122	$143,395	$118,130	$—	$25,265
ZMW	BRC	02/23/16	2,121,840	252,000	165,216	—	86,784
Total Forward Currency Purchase Contracts				$22,655,426	$22,082,704	$104,314	$677,036
Forward Currency Sale Contracts open at September 30, 2015:
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	CIT	02/18/16	704,363	$225,000	$169,703	$55,297	$—
BRL	CIT	09/21/16	1,506,843	351,000	342,950	8,050	—
CLP	BNP	10/22/15	277,505,500	398,000	397,966	34	—
CNH	SCB	04/14/16	4,673,978	706,146	720,817	—	14,671
COP	SCB	10/23/15	144,576,000	48,048	46,712	1,336	—
EGP	BNP	10/07/15	1,469,100	180,924	186,033	—	5,109
EGP	CIT	10/08/15	1,452,500	178,877	183,620	—	4,743
EUR	JPM	10/26/15	312,501	353,048	349,314	3,734	—
EUR	JPM	10/26/15	2,407,274	2,663,855	2,690,851	—	26,996
EUR	JPM	11/04/15	508,000	573,055	567,922	5,133	—
EUR	JPM	11/04/15	689,000	782,106	770,272	11,834	—
EUR	JPM	11/04/15	696,000	782,720	778,098	4,622	—
HUF	JPM	10/13/15	212,857,920	756,075	758,571	—	2,496
JPY	SCB	11/18/15	84,375,986	679,334	703,736	—	24,402
JPY	UBS	10/01/15	96,270,420	779,853	802,488	—	22,635
JPY	UBS	11/18/15	43,448,347	359,264	362,380	—	3,116
KZT	CIT	10/01/15	58,032,000	212,961	213,388	—	427
MXN	BRC	10/23/15	1,140,967	67,517	67,377	140	—
MXN	JPM	10/23/15	17,884,074	1,059,000	1,056,107	2,893	—
RON	JPM	10/08/15	1,560,747	391,437	394,697	—	3,260
RSD	CIT	01/13/16	30,105,700	281,756	276,816	4,940	—
RSD	CIT	01/13/16	50,673,091	450,925	465,929	—	15,004
TRY	JPM	10/08/15	1,275,692	454,728	420,739	33,989	—
TRY	JPM	11/04/15	996,049	324,843	325,761	—	918
TRY	JPM	11/04/15	1,646,635	535,871	538,538	—	2,667
TRY	JPM	11/05/15	2,491,519	863,103	814,612	48,491	—
UGX	SCB	10/19/15	554,860,000	149,558	149,291	267	—
UYU	CIT	10/05/15	13,871,718	477,183	476,473	710	—
UYU	JPM	10/05/15	6,839,280	236,000	234,919	1,081	—
ZAR	CIT	11/04/15	2,344,843	172,575	168,245	4,330	—
ZAR	CIT	11/04/15	7,425,787	557,904	532,808	25,096	—
ZAR	JPM	11/04/15	10,447,712	737,000	749,634	—	12,634
Total Forward Currency Sale Contracts				$16,789,666	$16,716,767	211,977	139,078

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$316,291	$816,114

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2015 (unaudited)

Currency Abbreviations:

BRL	— Brazilian Real	KRW	— South Korean Won	Counterparty Abbreviations:
CLP	— Chilean Peso	KZT	— Kazakhstan Tenge	BNP	— BNP Paribas SA
CNH	— Yuan Renminbi	MXN	— Mexican New Peso	BRC	— Barclays Bank PLC
CNY	— Chinese Renminbi	PHP	— Philippine Peso	CIT	— Citibank NA
COP	— Colombian Peso	PLN	— Polish Zloty	HSB	— HSBC Bank USA NA
DOP	— Dominican Republic Peso	RON	— New Romanian Leu	JPM	— JPMorgan Chase Bank NA
EGP	— Egyptian Pound	RSD	— Serbian Dinar	SCB	— Standard Chartered Bank
EUR	— Euro	RUB	— Russian Ruble	UBS	— UBS AG
HUF	— Hungarian Forint	TRY	— New Turkish Lira
IDR	— Indonesian Rupiah	UGX	— Ugandan Shilling
INR	— Indian Rupee	UYU	— Uruguayan Peso
JPY	— Japanese Yen	ZAR	— South African Rand
		ZMW	— Zambian Kwacha

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2015 (unaudited)

(a) Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.

(b) Principal amount denominated in respective country’s currency.

(c) For federal income tax purposes, the aggregate cost was $110,835,257, aggregate gross unrealized appreciation was $718,182, aggregate gross unrealized depreciation was $20,692,542, and the net unrealized depreciation was $19,974,360.

(d) Lazard World Dividend & Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
NVDR	- Non-Voting Depository Receipt
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust

Portfolio holdings by industry* (as a percentage of net assets):
Alcohol & Tobacco	1.1%
Banking	16.4
Chemicals	0.1
Commercial Services	1.7
Construction & Engineering	0.8
Electric	4.1
Energy Exploration & Production	3.0
Energy Integrated	4.4
Energy Services	4.0
Financial Services	3.7
Forest & Paper Products	1.2
Gas Utilities	1.1
Household & Personal Products	3.5
Housing	0.7
Insurance	2.9
Leisure & Entertainment	8.3
Manufacturing	1.0
Metals & Mining	1.3
Pharmaceutical & Biotechnology	1.8
Real Estate	9.1
Retail	2.1
Semiconductors & Components	8.8
Technology Hardware	8.5
Telecommunications	12.3
Water	0.5
Subtotal	102.4
Foreign Government Obligations	10.9
Short-Term Investment	6.0
Total Investments	119.3%

* Industry classifications may be different than those used for compliance monitoring purposes.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2015 (unaudited)

Valuation of Investments:

Net asset value (“NAV”) per share for the Fund is determined on each day the New York Stock Exchange (the “NYSE”) is open for business, generally as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern time, the “Regular Closing Time”). When trading on the NYSE is unexpectedly closed prior to the Regular Closing Time, or an earlier scheduled close (such as on certain days around holidays when the NYSE is scheduled to close before 4:00 p.m.), and remains closed through the time of the Regular Closing Time (or an earlier scheduled close), the NAV of the Fund may nonetheless be calculated as of the Regular Closing Time (or an earlier scheduled close) if, in the judgment of Lazard Asset Management LLC (the “Investment Manager”), there is sufficient trading in other markets between the unexpected close and the Regular Closing Time (or an earlier scheduled close) for securities for which the NYSE is usually considered the primary market. NAV per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of Fund shares outstanding.

Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s NAV.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

The Valuation Committee of the Investment Manager, which meets periodically and acts pursuant to delegated authority from the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund stockholders may not be able to buy or sell Fund shares.

The effect of using fair value pricing is that the NAV of the Fund will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation technique may result in transfer into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2015:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2015
Assets:
Common Stocks
Taiwan	$1,993,764	$4,528,487	$—	$6,522,251
Other	35,802,504	34,401,664	—	70,204,168
Preferred Stocks	1,238,212	—	—	1,238,212
Foreign Government Obligations	—	8,348,814	—	8,348,814
Short-Term Investment	4,547,452	—	—	4,547,452
Other Financial Instruments*
Forward Currency Contracts	—	316,291	—	316,291
Total	$43,581,932	$47,595,256	$—	$91,177,188
Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(816,114)	$—	$(816,114)
*	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

The common stock to which footnote (a) applies is included in Level 2 and was valued based on reference to a similar security which was trading on an active market. In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities (but not securities valued based on reference to a similar security trading on an active market) can transfer from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. The Fund recognizes all transfers between levels as though they were transferred at the beginning of the reporting period. At September 30, 2015, securities valued at $4,206,737 were transferred from Level 2 to Level 1. There were no other transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2015.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 27, 2015

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 27, 2015